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							     File No. 333-120144
                                 	     Filed Pursuant to Rule 497(e) under
                                          	      the Securities Act of 1933


                                                                    June 1, 2016


                         PIONEER DISCIPLINED VALUE FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2015


FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.


PRINCIPAL INVESTMENT STRATEGIES
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "More on the fund's investment objectives and strategies":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.

















                                                                   29483-00-0616
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    June 1, 2016


                         PIONEER DISCIPLINED VALUE FUND


              SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 31, 2015


FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.

























                                                                   29482-00-0616
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC